Not FDIC Insured May Lose Value No Bank Guarantee
FUT-Q1PH

Statement of Investments
(unaudited)
Franklin Universal Trust 2
Notes to Statement of Investments 15

Franklin Universal Trust
Statement of Investments (unaudited), November 30, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 42.6%
Electric Utilities 23.6%
Alliant Energy Corp. ................................... United States 80,000 $ 4,383,200
American Electric Power Co., Inc. ......................... United States 65,000 5,268,250
Duke Energy Corp. .................................... United States 46,060 4,468,281
Edison International ................................... United States 36,000 2,350,080
Entergy Corp. ........................................ United States 30,000 3,010,200
Evergy , Inc. .......................................... United States 80,000 5,064,000
Exelon Corp. ......................................... United States 80,000 4,218,400
FirstEnergy Corp. ..................................... United States 40,000 1,506,400
NextEra Energy, Inc. ................................... United States 120,000 10,413,600
Pinnacle West Capital Corp. ............................. United States 30,000 1,951,500
PPL Corp. ........................................... United States 24,500 681,835
Southern Co. (The) .................................... United States 60,000 3,666,000
Xcel Energy, Inc. ...................................... United States 60,000 3,823,800
50,805,546
Machinery 0.2%
a
Birch Permian Holdings, Inc. ............................. United States 3,694 55,410
a
Birch Permian Holdings, Inc. ............................. United States 28,796 428,340
483,750
Metals & Mining 2.1%
b
BHP Group plc, ADR ................................... Australia 25,185 1,384,671
Freeport-McMoRan, Inc. ................................ United States 80,380 2,980,491
b
South32 Ltd., ADR .................................... Australia 10,074 126,328
4,491,490
Multi-Utilities 15.0%
CenterPoint Energy, Inc. ................................ United States 122,800 3,181,748
CMS Energy Corp. .................................... United States 90,000 5,296,500
Consolidated Edison, Inc. ............................... United States 40,000 3,105,600
Dominion Energy, Inc. .................................. United States 67,200 4,784,640
DTE Energy Co. ...................................... United States 30,000 3,250,200
NiSource, Inc. ........................................ United States 60,000 1,470,600
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,812,050
Sempra Energy ....................................... United States 45,000 5,394,150
WEC Energy Group, Inc. ................................ United States 35,000 3,042,550
32,338,038
Oil, Gas & Consumable Fuels 1.7%
a
Amplify Energy Corp. .................................. United States 245 774
California Resources Corp. .............................. United States 27 1,055
Chesapeake Energy Corp. .............................. United States 752 44,774
a
Civitas Resources, Inc. ................................. United States 18,598 950,544
DT Midstream, Inc. .................................... United States 15,000 688,050
Enbridge, Inc. ........................................ Canada 39,360 1,477,574
a
Goodrich Petroleum Corp. ............................... United States 19,379 445,717
a,c
Riviera Resources, Inc. ................................. United States 5,042 —
3,608,488
Specialty Retail 0.0%
†
a
Party City Holdco, Inc. .................................. United States 1 4
Total Common Stocks (Cost $38,438,076) ......................................
91,727,316

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.4%
Electric Utilities 0.4%
SCE Trust II, 5.1% .................................... United States 27,500 $ 687,500
Total Preferred Stocks (Cost $598,125) .........................................
687,500
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,c
Battalion Oil Corp., A, 10/08/22 ........................... United States 583 2
a,c
Battalion Oil Corp., B, 10/08/22 ........................... United States 728 —
a,c
Battalion Oil Corp., C, 10/08/22 ........................... United States 937 —
a
California Resources Corp., 10/27/24 ...................... United States 64 768
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 1,418 38,938
39,708
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 350 1,227
Total Warrants (Cost $602,518) ................................................
40,935
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 25,282 21,838
Total Convertible Bonds (Cost $6,147) .........................................
21,838
Corporate Bonds 77.2%
Airlines 0.9%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 700,000 716,387
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 700,000 767,770
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 100,592
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 298,950
1,883,699
Auto Components 2.9%
f
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 700,000 670,250
Senior Note, 144A, 4.75%, 10/01/27 ..................... United States 600,000 620,718
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,400,000 1,475,838
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 800,000 789,000
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 900,000 970,861
f
Senior Note, 144A, 5%, 7/15/29 ........................ United States 600,000 627,405
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 1,004,655
6,158,727
Automobiles 0.6%
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,300,000 1,278,368
Banks 0.4%
e
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 900,000 928,238

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.3%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 $ 693,945
Biotechnology 0.4%
f
Emergent BioSolutions , Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 856,516
Building Products 1.3%
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 300,000 313,101
f
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 300,000 303,310
Senior Note , 144A, 4.875%, 12/15/27 .................... United States 300,000 307,380
f
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 504,445
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 100,000 98,523
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 184,520
Senior Note , 144A, 5%, 2/15/27 ........................ United States 300,000 308,002
f
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 834,080
2,853,361
Capital Markets 0.1%
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 300,000 299,990
Chemicals 3.8%
f
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 400,000 380,560
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 300,000 294,519
f
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 600,000 572,694
f
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 311,688
f
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 300,000 293,550
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 694,061
f
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,597,035
f
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,066,945
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 383,828
d,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 200,000 199,564
f
LSF11 A5 HoldCo LLC , Senior Note , 144A, 6.625% , 10/15/29 .... United States 600,000 585,027
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 611,250
f
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 500,000 462,500
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 300,000 284,502
f
Unifrax Escrow Issuer Corp. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 200,000 194,286
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 300,000 295,406
8,227,415

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 2.1%
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 400,000 $ 387,700
f
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 781,360
f
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 500,000 507,128
f
Nielsen Finance LLC / Nielsen Finance Co. , Senior Note , 144A,
4.5% , 7/15/29 ...................................... United States 1,200,000 1,162,188
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 568,617
f
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,200,000 1,171,704
4,578,697
Communications Equipment 0.7%
f
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 1,600,000 1,490,968
Construction & Engineering 1.4%
f
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 303,113
f
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 511,140
f
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 801,692
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,340,384
2,956,329
Consumer Finance 0.7%
f
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 400,000 398,652
f
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 300,000 296,763
f
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 900,000 890,429
1,585,844
Containers & Packaging 3.9%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 589,485
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 824,732
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,800,000 1,769,580
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 1,000,000 1,034,950
f
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 500,000 520,937
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 500,000 524,219
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 300,000 292,091
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC/Reynolds Group Holdings Ltd. , Senior Secured Note , 144A,
4% , 10/15/27 ....................................... United States 1,200,000 1,153,566
f
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 1,200,000 1,219,440
f
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 500,000 523,637
8,452,637
Diversified Financial Services 1.2%
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 1,200,000 1,196,454
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,342,500
2,538,954
Diversified Telecommunication Services 3.5%
f
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ........................................... Luxembourg 1,500,000 1,616,130
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 500,000 529,768

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
f
CCO Holdings LLC / CCO Holdings Capital Corp., (continued)
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 $ 1,716,490
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 200,000 197,384
f
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 1,522,500
f
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 10/15/28 ... France 800,000 819,000
f
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 1,100,000 1,077,312
7,478,584
Electric Utilities 0.7%
f
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 1,000,000 1,028,400
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 393,230
1,421,630
Electrical Equipment 0.9%
f
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 1,015,745
f
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 800,000 799,188
1,814,933
Electronic Equipment, Instruments & Components 0.2%
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 485,965
Energy Equipment & Services 1.6%
f
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 982,453 954,433
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 402,000 408,026
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 600,000 517,365
Nabors Industries, Inc. , Senior Note , 5.75% , 2/01/25 ...........
United States 500,000 418,945
f
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 111,000 115,113
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 700,000 687,295
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 400,000 411,504
3,512,681
Entertainment 1.2%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 1,000,000 1,022,045
f
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 200,000 192,600
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ......................... United States 800,000 958,752
f
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 300,000 316,803
2,490,200

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) 1.6%
f
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 500,000 $ 494,328
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 779,572
f
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 400,000 414,772
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 200,000 205,725
f
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 500,000 516,100
f
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 718,910
f
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 403,600
3,533,007
Food Products 1.2%
f
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 800,000 812,952
f
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 300,000 302,001
f
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 309,272
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 500,000 494,498
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 700,000 676,812
2,595,535
Health Care Equipment & Supplies 0.5%
f
Mozart Debt Merger Sub, Inc. ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 500,000 500,225
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 400,000 395,606
f
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 180,000 189,093
1,084,924
Health Care Providers & Services 2.4%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 500,000 480,000
Senior Note, 2.45%, 7/15/28 ........................... United States 500,000 491,430
Senior Note, 2.625%, 8/01/31 .......................... United States 500,000 482,942
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 480,008
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 519,220
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 300,000 312,433
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 1,187,040
f
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 100,000 99,367
f
ModivCare , Inc. , Senior Note , 144A, 5.875% , 11/15/25 ......... United States 1,000,000 1,041,870
5,094,310
Hotels, Restaurants & Leisure 6.1%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 1,000,000 957,145
f,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,800,000 540
f
Boyd Gaming Corp. , Senior Note , 144A, 8.625% , 6/01/25 ....... United States 400,000 428,704
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 700,000 728,623
f
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 400,000 415,974
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 411,000

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
f
Carnival Corp., (continued)
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 $ 1,469,287
f
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 1,500,000 1,573,357
f
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 700,438
f
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 199,968
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 292,875
f
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 294,399
f
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 400,000 378,000
f
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 500,000 502,620
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 1,000,000 1,001,475
f
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 700,000 684,072
f
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 200,000 210,724
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,600,000 1,452,216
f
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 300,000 314,127
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 300,000 276,699
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 800,000 834,688
13,126,931
Household Durables 1.1%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 4.625% , 8/01/29 ................................ United States 1,500,000 1,488,038
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 600,000 594,879
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 305,592
2,388,509
Independent Power and Renewable Electricity Producers 3.4%
f
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 402,755
f
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 900,000 867,537
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 671,268
f
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 400,000 393,572
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 600,000 631,902
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 300,000 297,010
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,900,000 1,871,263
f
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 991,740
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 ..........
United States 2,100,000 1,180,610
7,307,657
Insurance 0.4%
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 800,000 810,156
Internet & Direct Marketing Retail 0.3%
f
Match Group Holdings II LLC ,
Senior Note, 144A, 4.625%, 6/01/28 ..................... United States 500,000 508,127
Senior Note, 144A, 3.625%, 10/01/31 .................... United States 200,000 188,852
696,979

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 1.9%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 500,000 $ 486,650
f
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 500,000 502,152
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 520,330
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 199,064
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 300,000 299,797
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,047,871
f
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 900,000 936,923
3,992,787
Life Sciences Tools & Services 0.1%
f
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 200,000 198,039
Machinery 1.9%
f
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,300,000 1,311,258
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 1,055,340
f
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% ,
10/15/29 .......................................... United States 800,000 799,200
f
TK Elevator Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 .. Germany 300,000 313,774
f
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 600,000 611,079
4,090,651
Media 4.8%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 400,000 413,392
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 313,406
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 300,000 308,759
f
Clear Channel Worldwide Holdings, Inc. , Senior Secured Note ,
144A, 5.125% , 8/15/27 ................................ United States 500,000 506,007
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 400,000 416,100
f
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 318,999
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 148,312
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 177,974
f
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 203,875
f
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 1,000,000 987,205
f
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 500,000 531,063
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 300,000 289,639
f
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 500,000 519,498
f
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 196,940
f
Nexstar Media, Inc. , Senior Note , 144A, 5.625% , 7/15/27 ....... United States 800,000 830,952
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 400,000 389,450
f
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 600,000 616,872
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 635,184
f
Sirius XM Radio, Inc. ,
Senior Note, 144A, 3.125%, 9/01/26 ..................... United States 500,000 493,365

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f
Sirius XM Radio, Inc., (continued)
Senior Note, 144A, 4%, 7/15/28 ........................ United States 600,000 $ 594,372
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 800,000 859,284
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 600,000 600,543
10,351,191
Metals & Mining 1.4%
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 .........
United States 700,000 698,274
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 571,332
f
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 1,000,000 1,015,180
f
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 100,000 96,658
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 100,000 100,065
f
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 583,962
3,065,471
Mortgage Real Estate Investment Trusts (REITs) 0.5%
f
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,000,000 951,275
Oil, Gas & Consumable Fuels 9.3%
f
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 130,000 144,305
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 166,000 182,318
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 700,000 723,187
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 800,000 795,876
Cheniere Energy Partners LP ,
f
Senior Bond, 144A, 3.25%, 1/31/32 ...................... United States 400,000 389,184
Senior Note, 4.5%, 10/01/29 ........................... United States 1,200,000 1,263,375
f
Senior Note, 144A, 4%, 3/01/31 ........................ United States 1,200,000 1,226,334
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ...
United States 700,000 721,872
f
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 519,695
Civitas Resources, Inc. , Senior Note , 7.5% , 4/30/26 ...........
United States 199,676 198,684
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 800,000 804,000
f
Senior Note, 144A, 6%, 2/01/29 ........................ United States 700,000 709,481
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 302,283
f
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ........ United States 700,000 696,833
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 300,000 312,428
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 526,182
d,f
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 652,663 579,807
f
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 300,000 300,279
c,d,h
Goodrich Petroleum Corp. , 144A, PIK, 13.5% , 5/31/23 ......... United States 1,624,598 1,751,793
f
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 500,000 492,263
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 200,000 199,580
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 197,188

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 776,232 $ 811,205
d,f,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 757,734 3,864
f
Oasis Midstream Partners LP / OMP Finance Corp. , Senior Note ,
144A, 8% , 4/01/29 ................................... United States 500,000 533,257
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 700,000 870,289
Senior Note , 8.875%, 7/15/30 .......................... United States 1,100,000 1,446,159
Senior Note, 6.625%, 9/01/30 .......................... United States 200,000 240,247
Senior Note, 6.125%, 1/01/31 .......................... United States 300,000 350,055
f
Renewable Energy Group, Inc. , Senior Secured Note , 144A, 5.875% ,
6/01/28 ........................................... United States 400,000 407,704
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 1,000,000 1,038,135
Senior Note, 4.5%, 5/15/29 ............................ United States 200,000 197,650
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 307,320
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 301,748
f
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 412,866
19,957,446
Paper & Forest Products 0.2%
f
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 405,592
Personal Products 0.1%
f
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 300,000 287,892
Pharmaceuticals 3.3%
f
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,400,000 1,468,446
f
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 328,000 331,716
f
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 302,000 304,519
Senior Note, 144A, 6%, 6/30/28 ........................ United States 389,000 298,555
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 490,832
f
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,300,000 1,326,917
f
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 500,000 511,622
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 1,000,000 999,510
f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 225,000 227,183
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 500,000 534,860
Senior Note, 4.75%, 5/09/27 ........................... Israel 600,000 599,646
7,093,806
Real Estate Management & Development 0.4%
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 400,000 415,448
f
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 497,118
912,566
Road & Rail 0.6%
f
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 856,750
f
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 508,225
1,364,975

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.3%
f
Amkor Technology, Inc. , Senior Note , 144A, 6.625% , 9/15/27 ..... United States 400,000 $ 423,902
f
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 300,000 305,609
729,511
Software 1.1%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 210,556 215,987
f
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 900,000 934,650
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,300,000 1,228,500
2,379,137
Specialty Retail 1.9%
f
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 500,000 555,465
f
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 700,000 670,873
f
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 300,000 313,675
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 400,000 417,804
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 200,000 202,716
f
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 596,805
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 297,465
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............
United States 700,000 727,052
f
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 395,452
4,177,307
Textiles, Apparel & Luxury Goods 0.6%
f
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 1,042,095
f
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 300,000 299,712
1,341,807
Thrifts & Mortgage Finance 0.9%
f
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 299,031
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 500,000 517,105
f
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 400,000 402,762
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 600,000 656,112
1,875,010
Trading Companies & Distributors 0.5%
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 600,000 583,920
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 400,000 435,610
1,019,530
Wireless Telecommunication Services 1.6%
d,f
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 729 689
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 1,300,000 1,445,802
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 300,000 290,814
Senior Bond, 3.5%, 4/15/31 ............................ United States 200,000 203,636
Senior N ote, 2.625%, 2/15/29 .......................... United States 300,000 289,887
Senior Note, 4.75%, 2/01/28 ........................... United States 600,000 627,585
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 500,000 478,982
3,337,395
Total Corporate Bonds (Cost $168,653,218) .....................................
166,157,077

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Marketplace Loans 5.2%
Diversified Financial Services 5.2%
c
Freedom Financial Asset Management LLC, 5.99% - 25.49%,
8/01/23 - 12/25/26 ................................... United States 3,023,939 $ 3,074,588
c
LendingClub Corp. - LCX PM, 8.46% - 21.99%, 10/30/23 - 1/14/26 United States 148,286 136,088
c
LendingClub Corp. - LCX, 14.3% - 25.65%, 8/26/22 - 2/07/25 .... United States 96,431 92,802
c
LendingClub Corp., 5% - 25.65%, 6/14/22 - 3/16/25 ............ United States 1,584,445 1,437,246
c
Prosper Funding LLC, 9.45% - 29.74%, 8/17/24 - 11/16/26 ...... United States 2,200,341 2,193,917
c
Upgrade, Inc., 24.99% - 30.17%, 11/21/22 - 12/23/24 .......... United States 30,714 16,541
c
Upstart Network, Inc., 5.71% - 32.7%, 9/17/24 - 10/22/28 ....... United States 4,239,203 4,235,752
11,186,934
a a a a a a
Total Marketplace Loans (Cost $11,402,392) ....................................
11,186,934
Asset-Backed Securities 1.9%
Diversified Financial Services 1.9%
f,i
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 16.602%, 8/15/44 ................ United States 291,118 289,874
2019-31, PT, 144A, FRN, 16.278%, 9/15/44 ................ United States 270,372 266,942
2019-37, PT, 144A, FRN, 17.233%, 10/17/44 ............... United States 278,860 274,571
2019-42, PT, 144A, FRN, 16.097%, 11/15/44 ............... United States 286,262 285,046
2019-51, PT, 144A, FRN, 15.529%, 1/15/45 ................ United States 359,319 357,937
2019-52, PT, 144A, FRN, 16.179%, 1/15/45 ................ United States 317,619 318,390
2019-S3, PT, 144A, FRN, 13.165%, 6/15/44 ................ United States 68,602 67,993
2019-S4, PT, 144A, FRN, 10.261%, 8/15/44 ................ United States 237,577 236,986
2019-S5, PT, 144A, FRN, 12.441%, 9/15/44 ................ United States 249,635 248,849
2019-S6, PT, 144A, FRN, 10.33%, 10/17/44 ................ United States 237,764 232,851
2019-S7, PT, 144A, FRN, 10.65%, 12/15/44 ................ United States 211,422 208,412
2019-S8, PT, 144A, FRN, 9.733%, 1/15/45 ................. United States 256,301 251,810
2020-2, PT, 144A, FRN, 15.62%, 3/15/45 .................. United States 298,874 298,784
2020-7, PT, 144A, FRN, 15.705%, 4/17/45 ................. United States 166,662 164,447
f,i
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 178,352 180,726
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 204,768 201,695
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 39,772 40,068
f,i
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
13.254% , 2/15/26 .................................... United States 207,617 211,561
4,136,942
a a a a a a
Total Asset-Backed Securities (Cost $4,029,572) ................................
4,136,942
Shares
Escrows and Litigation Trusts 0.0%
†
Chesapeake Energy Corp., Escrow Account ................. United States 1,500,000 24,375
Total Escrows and Litigation Trusts (Cost $48,985) ..............................
24,375
Total Long Term Investments (Cost $223,779,033) ...............................
273,982,917
a
Short Term Investments 1.3%
a a
Country Shares
a
Value
a
Money Market Funds 1.2%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,639,430 2,639,430
Total Money Market Funds (Cost $2,639,430) ...................................
2,639,430

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 21 .
Short Term Investments
(continued)
a a
Country Shares
a
Value
a
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 70,000 $ 70,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
l
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 12/01/21
(Maturity Value $18,403)
Collateralized by U.S. Treasury Notes, 0.25% - 2.5%, 9/30/22 -
11/15/26 (valued at $18,771) ........................... 18,403 18,403
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $88,403) ...............................................................
88,403
Total Short Term Investments (Cost $2,727,833 ) .................................
2,727,833
a
Total Investments (Cost $226,506,866) 128.6% ..................................
$276,710,750
Notes Payable (30.2)% .......................................................
(64,945,576)
Other Assets, less Liabilities 1.6% .............................................
3,526,820
Net Assets 100.0% ...........................................................
$215,291,994
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2021.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $145,442,629, representing 67.6% of net assets.
g
Defaulted security or security for which income has been deemed uncollectible.
h
See Note 4 regarding restricted securities.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
See Note 5 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At November 30, 2021, all repurchase agreements had been entered into on that date.

Franklin Universal Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior Fixed Rate Notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The
Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at
4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
4. Restricted Securities
At November 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin Universal Trust
1,624,598
a
Goodrich Petroleum Corp., 144A, PIK, 13.5%, 5/31/23 3/09/21 - 10/15/21 $ 1,624,598 $ 1,751,793
Total Restricted Securities (Value is 0.8% of Net Assets) .............. $1,624,598 $1,751,793
a
The Fund also invests in unrestricted securities of the issuer, valued at $445,717 as of November 30, 2021.
2. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest  for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2021, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $6,675,578 $16,054,439 $(20,090,587) $— $— $2,639,430 2,639,430 $139
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 46,000 2,715,000 (2,691,000) — — 70,000 70,000 8
Total Affiliated Securities ... $6,721,578 $18,769,439 $(22,781,587) $— $— $2,709,430 $147

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 50,805,546 $ — $ — $ 50,805,546
Machinery ............................ — 483,750 — 483,750
Metals & Mining ....................... 4,491,490 — — 4,491,490
Multi-Utilities .......................... 32,338,038 — — 32,338,038
Oil, Gas & Consumable Fuels ............. 3,608,488 — —
a
3,608,488
Specialty Retail ........................ 4 — — 4
Preferred Stocks ........................ 687,500 — — 687,500
Warrants :
Oil, Gas & Consumable Fuels ............. 39,706 — 2
a
39,708
Paper & Forest Products ................. 1,227 — — 1,227
Convertible Bonds ....................... — 21,838 — 21,838
Corporate Bonds :
Airlines .............................. — 1,883,699 — 1,883,699
Auto Components ...................... — 6,158,727 — 6,158,727
Automobiles .......................... — 1,278,368 — 1,278,368
Banks ............................... — 928,238 — 928,238
Beverages ........................... — 693,945 — 693,945
Biotechnology ......................... — 856,516 — 856,516
Building Products ...................... — 2,853,361 — 2,853,361
Capital Markets ........................ — 299,990 — 299,990
Chemicals ........................... — 8,227,415 — 8,227,415
Commercial Services & Supplies ........... — 4,578,697 — 4,578,697
Communications Equipment .............. — 1,490,968 — 1,490,968
Construction & Engineering ............... — 2,956,329 — 2,956,329
Consumer Finance ..................... — 1,585,844 — 1,585,844
Containers & Packaging ................. — 8,452,637 — 8,452,637
Diversified Financial Services ............. — 2,538,954 — 2,538,954
Diversified Telecommunication Services ..... — 7,478,584 — 7,478,584
Electric Utilities ........................ — 1,421,630 — 1,421,630
Electrical Equipment .................... — 1,814,933 — 1,814,933
Electronic Equipment, Instruments &
Components ........................ — 485,965 — 485,965
Energy Equipment & Services ............. — 3,512,681 — 3,512,681
Entertainment ......................... — 2,490,200 — 2,490,200
Equity Real Estate Investment Trusts (REITs) . — 3,533,007 — 3,533,007
Food Products ........................ — 2,595,535 — 2,595,535
Health Care Equipment & Supplies ......... — 1,084,924 — 1,084,924
Health Care Providers & Services .......... — 5,094,310 — 5,094,310
Hotels, Restaurants & Leisure ............. — 13,126,931 — 13,126,931
Household Durables .................... — 2,388,509 — 2,388,509
Independent Power and Renewable Electricity
Producers .......................... — 7,307,657 — 7,307,657
Insurance ............................ — 810,156 — 810,156
Internet & Direct Marketing Retail .......... — 696,979 — 696,979
IT Services ........................... — 3,992,787 — 3,992,787
Life Sciences Tools & Services ............ — 198,039 — 198,039
Machinery ............................ — 4,090,651 — 4,090,651
Media ............................... — 10,351,191 — 10,351,191
Metals & Mining ....................... — 3,065,471 — 3,065,471
6. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2021, the reconciliation is as follows:
6
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Mortgage Real Estate Investment Trusts
(REITs) ............................ $ — $ 951,275 $ — $ 951,275
Oil, Gas & Consumable Fuels ............. — 18,205,653 1,751,793 19,957,446
Paper & Forest Products ................. — 405,592 — 405,592
Personal Products ..................... — 287,892 — 287,892
Pharmaceuticals ....................... — 7,093,806 — 7,093,806
Real Estate Management & Development .... — 912,566 — 912,566
Road & Rail .......................... — 1,364,975 — 1,364,975
Semiconductors & Semiconductor Equipment . — 729,511 — 729,511
Software ............................. — 2,379,137 — 2,379,137
Specialty Retail ........................ — 4,177,307 — 4,177,307
Textiles, Apparel & Luxury Goods .......... — 1,341,807 — 1,341,807
Thrifts & Mortgage Finance ............... — 1,875,010 — 1,875,010
Trading Companies & Distributors .......... — 1,019,530 — 1,019,530
Wireless Telecommunication Services ....... — 3,337,395 — 3,337,395
Marketplace Loans ...................... — — 11,186,934 11,186,934
Asset-Backed Securities .................. — 4,136,942 — 4,136,942
Escrows and Litigation Trusts ............... — 24,375 — 24,375
Short Term Investments ................... 2,709,430 18,403 — 2,727,833
Total Investments in Securities ........... $94,681,429 $169,090,592 $12,938,729 $276,710,750
a
Includes securities determined to have no value at November 30, 2021.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Oil, Gas & Consumable
Fuels .......... $ 1,302 $ — $ — $ — $ — $ — $ — $ (1,302) $ —
c
$ (1,302)
Warrants :
Oil, Gas & Consumable
Fuels .......... 125 — — — — — — (123) 2
c
(123)
Corporate Bonds :
Oil, Gas & Consumable
Fuels .......... 1,624,844 53,039 — — — — — 73,910 1,751,793 73,910
Marketplace Loans :
Diversified Financial
Services ........ 3,297,986 8,631,848 (693,229) — — — (26,810) (22,861) 11,186,934 (59,778)
Total Investments in
Securities ............ $4,924,257 $8,684,887 $(693,229) $— $— $— $(26,810) $49,624 $12,938,729 $12,707
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
6. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2021, are as follows:
a
Weighted based on the relative fair value of the finan c i al instruments .
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at November 30, 2021.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services....... $10,941,503 Discounted cash flow Loss-adjusted discount rate
2.5% - 11.4%
(7.6%)
Decrease
c
Projected loss rate 13.2% - 18.1%
(16.4%)
Decrease
c
All Other Investments………... 1,997,226
d,e
Total....................................... $12,938,729
6. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipt
FRN Floating Rate Note
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.